Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 24, 2012	Jul. 01, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Entity Registrant Name	ST JUDE MEDICAL INC
Entity Central Index Key	0000203077
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		320,457,921
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Voluntary Filers	No
Entity Public Float			$ 16,000,000,000
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes